COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		1 Months Ended										3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 07, 2021	Mar. 28, 2022	Jan. 20, 2022	Aug. 20, 2021	Aug. 19, 2021	Aug. 09, 2021	Jul. 28, 2021	Jul. 06, 2021	Jan. 22, 2021	Jan. 18, 2021	Oct. 27, 2020	Nov. 10, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Common shares cash amount paid per meeting													$ 0	$ 2,078,500	$ 1,548,000	$ 2,078,500	$ 1,648,000
Financial Advisory Agreements [Member]
Stock issued during priod shares new issues																500,000
Issued share payable												500,000				5,000,000
Financing fees description													Pay a financing fee of 1.5% of gross proceeds received by the Company up to $100,000,000; a financing fee of 1.25% of gross proceeds received by the Company from $100,000,000-$200,000,000, and a financing fee of 1% of gross proceeds received by the Company over $200,000,000			Pay a financing fee of 1.5% of gross proceeds received by the Company up to $100,000,000; a financing fee of 1.25% of gross proceeds received by the Company from $100,000,000-$200,000,000, and a financing fee of 1% of gross proceeds received by the Company over $200,000,000
M A Description					Pay a cash fee for entering into a transaction including, without limitation, a merger, acquisition or sale of stock or assets equal to one- and one-half percent (1.5%), or in the event a transaction is consummated with a party that was in communication with the Company prior to the date of this contract, then the fee shall equal one half percent (0.5%).								M&A fee of 1.5% of the value of a business or asset sold up to $50,000,000; an M&A fee of 1.25% of value of a business or asset sold from $50,000,000-$100,000,000, an M&A fee of 1% of value of a business or asset sold from $100,000,000-$200,000,000, and an M&A fee of 0.5% of value of a business or asset sold over $200,000,000			M&A fee of 1.5% of the value of a business or asset sold up to $50,000,000; an M&A fee of 1.25% of value of a business or asset sold from $50,000,000-$100,000,000, an M&A fee of 1% of value of a business or asset sold from $100,000,000-$200,000,000, and an M&A fee of 0.5% of value of a business or asset sold over $200,000,000
Financial Advisory Agreements One [Member]
Stock issued during priod shares new issues					2,225,000											2,225,000
Issue of initial shares																1,500,000
Cash fee percent of amount capital raised					7.00%								7.00%			7.00%
Issue common shares payable				2,225,000	2,225,000											2,225,000
Advisory Board [Member]
Common shares cash amount paid per meeting	$ 2,500	$ 2,500	$ 5,000	$ 2,500		$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500	$ 2,500
Stock issued during priod shares new issues		150,000	250,000	100,000		50,000	250,000		25,000	50,000	300,000	500,000	5,000,000			500,000
Issue of initial shares																1,500,000
Additional bonus paid common shares issued for services				$ 25,000			$ 25,000	$ 25,000
Issued share payable												500,000
Issue of second tranche shares																50,000
Warrant options to common shares	50,000						5,000,000	5,000,000	25,000	100,000	300,000		10,000,000
Issue of remaining shares																500,000
Common stock shares issuedsold price per share							$ 0.12	$ 0.12
Common share opened a strategic bonus		25,000				25,000	5,000,000	250,000
Advisory Board [Member] | July 1 2020 [Member]
Common shares cash amount paid per meeting																$ 2,500
Stock issued during priod shares new issues										50,000						10,000,000
Additional bonus paid common shares issued for services																$ 25,000
Warrant options to common shares			2,250,000	4,000,000						25,000						1,000,000
Common stock shares issuedsold price per share			$ 0.12	$ 0.12												$ 0.12
Average market price																25.00%
Option to purchase shares																$ 5,000,000
Advisory Board [Member] | July 1 2021 [Member]
Common shares cash amount paid per meeting													$ 2,500
Stock issued during priod shares new issues										50,000			100,000
Additional bonus paid common shares issued for services													$ 25,000
Warrant options to common shares			2,250,000	4,000,000									1,000,000
Common stock shares issuedsold price per share			$ 0.12	$ 0.12									$ 0.12
Average market price													25.00%
Option to purchase shares													$ 5,000,000